Expected credit loss measurement	12 Months Ended
Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Note 20

Expected credit loss measurement
a) Expected credit losses in the period
Total

net credit loss expenses were

USD
544
m in 2024, reflecting net

credit loss releases of

USD
63 m related to stage 1
and 2 positions

and net credit

loss expenses of

USD
608
m related to

credit-impaired (stage

3) positions, predominantly
in the corporate lending portfolios.
›
Refer to Note 20b for more information regarding changes to expected credit loss

models, scenarios, scenario weights and the
post-model adjustments and to Note 20c for

more information regarding the development of ECL allowances and provisions

Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3 Total
For the year ended 31.12.24
Global Wealth Management (49) 48 (1)
Personal & Corporate Banking (61) 454 393
Asset Management 0 0 0
Investment Bank 52 47 98
Non-core and Legacy (5) 60 55
Group Items 0 0 0
Total (63) 608 544
For the year ended 31.12.23
Global Wealth Management (2) 27 25
Personal & Corporate Banking 13 37 50
Asset Management 0 (1) (1)
Investment Bank 11 56 67
Non-core and Legacy 0 1 1
Group Items 1 0 1
Total 23 120 143
For the year ended 31.12.22
Global Wealth Management (5) 5 0
Personal & Corporate Banking 27 12 39
Asset Management 0 0 0
Investment Bank 6 (18) (12)
Non-core and Legacy 0 2 2
Group Items 0 0 0
Total 29 0 29

b) Changes to

ECL models, scenarios,

scenario weights

and key inputs

Refer to

Note 1a for

information about

the

principles governing expected

credit

loss (ECL)

models, scenarios,

scenario
weights and

key inputs.

Governance
Comprehensive

cross-functional

and cross-divisional

governance

processes are

in place

and are

used to

discuss and

approve
scenario updates and weights,

to assess whether

significant increases in credit

risk resulted in

stage transfers, to

review
model outputs

and to reach conclusions

regarding post-model

adjustments.

Model changes
During 2024, the model review and

enhancement process led to adjustments

of the probability of default (PD),

loss given
default (LGD) and credit

conversion factor

(CCF) models, resulting

in a USD
49
m increase in ECL allowances.

This included
an increase

of USD
68
m in

the Investment

Bank related

to large

corporate

clients and

a USD
17
m decrease

in Global

Wealth
Management related

to lending for

ship financing.
Scenario and

key input updates
During 2024, the scenarios and related macroeconomic factors were updated from those applied at the end

of 2023 by
considering

the prevailing

economic

and political

conditions

and uncertainty.

The review

focused

on events

that significantly
changed the

economic outlook

during the

year: the

milder inflation

outlook and

the start

of a monetary

policy easing

cycle,
and geopolitical

uncertainties.

ECLs for

legacy Credit

Suisse positions

were calculated

based on

legacy Credit

Suisse models,
including the

same scenario

and scenario

weight inputs

as for UBS’s

existing business

activity.
Baseline scenario
: the projections

of the baseline

scenario, which are

aligned to the

economic and market

assumptions
used for UBS’s business planning purposes, are broadly in line with external benchmarks,

such as those from Bloomberg
Consensus, Oxford Economics and the International Monetary Fund World Economic Outlook. The expectation for 2025 is that global growth

slows due to rising

uncertainty, with the

prospect of renewed

tariff escalation, and

a deceleration
in US economic growth.

Unemployment rates are

forecast to increase somewhat

from their 2024 levels.

After declining
over 2024,

long-term interest rates

are expected

to remain

broadly stable in

2025. The

outlook for

house prices

worldwide
remains resilient, including in Switzerland.
Mild debt

crisis scenario:
The

first hypothetical

downside

scenario is

the mild

debt

crisis scenario.

The mild

debt

crisis
assumes that

political, solvency

and liquidity

concerns cause

a sell-off

of sovereign

debt in

emerging markets

and the
peripheral Eurozone. The

global economy and financial

markets are negatively

affected, and central banks

are assumed
to ease their monetary policy.
Stagflationary geopolitical

crisis scenario:
The second

downside scenario

is aligned

with the

2024 Group binding

stress
scenario and was updated in 2024 to reflect expected risks, resulting in minimal changes. Geopolitical tensions cause an escalation of

security concerns

and undermine

globalization. The

ensuing economic

regionalization leads

to a

surge in
global commodity prices and further disruptions of supply chains and raises the specter of prolonged stagflation. Central
banks are forced to further tighten monetary policy to contain inflationary pressures.
Asset price

appreciation scenario:
The upside scenario

is based

on positive developments,

such as

an easing of

geopolitical
tensions

across

the

globe

and

a

rebound

in

Chinese

economic

growth.

A

combination

of

lower

commodity

prices,
effective monetary

policies and

easing supply chain

disruptions helps

to reduce

inflation. Improved consumer

and business
sentiment

lead

to a

global

economic

rebound,

enabling

central

banks to

normalize

interest

rates,

which causes

asset
prices to increase significantly.
The table below details the key assumptions for the four scenarios applied as of 31 December 2024.
Scenario generation, review process and governance

A

team

of

economists

within

Group

Risk

Control

develops

the

forward-looking

macroeconomic

assumptions,

with

a
broad range of experts also being involved in that

process.
The scenarios,

their weights

and the

key macroeconomic

and other

factors are

subject to

a critical

assessment by

the
IFRS 9 Scenario

Sounding Sessions

and ECL

Management

Forum, which

include senior

management

from Group

Risk
and Group

Finance. Important

aspects for

the review

include whether

there may

be particular

credit risk

concerns that
may not be capable

of being addressed systematically

and require post-model adjustments

for stage allocation and

ECL
allowances.

The

Group

Model

Governance

Committee

(the

GMGC),

as

the

highest

authority

under

UBS’s

model

governance
framework, ratifies the decisions taken by the ECL Management

Forum.
Scenario weights and post-model adjustments
Scenario weights, as illustrated in the table below,

are unchanged.

However, unquantifiable risks continue to be relevant, as the geopolitical risks remained high in 2024, and the

impact on
the world economy from

escalations with unforeseeable consequences could be

severe. In the near

term, this uncertainty
relates

primarily

to

developments

in

the

Russia–Ukraine

war

and

Middle

East

conflicts.

Models,

which

are

based

on
supportable

statistical

information

from

past

experiences

regarding

interdependencies

of

macroeconomic

factors

and
their implications for credit risk portfolios, cannot comprehensively reflect such extraordinary events, such as a pandemic or a

fundamental change

in the

world political

order. Rather

than creating

multiple additional

scenarios to

attempt to
gauge these

risks and

applying model

parameters that

lack supportable

information and

cannot be

robustly validated,
management continued to also apply post-model adjustments.
Total

stage 1

and

2

allowances

and

provisions

were

USD
1,110
m

as

of

31 December

2024

and

included

post-model
adjustments of

USD
235
m (31 December

2023: USD
133
m). Post-model

adjustments are

to address

uncertainty levels,
including those arising from the geopolitical

situation, and to align Credit

Suisse’s model results with the

results expected
under the applicable UBS model, after the migration of positions.

Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.24 31.12.23
Asset price appreciation / inflation 0.0 0.0
Baseline 60.0 60.0
Mild debt crisis 15.0 15.0
Stagflationary geopolitical crisis 25.0 25.0

Scenario assumptions
One year

Three years cumulative

31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)

United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes

4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Scenario assumptions
One year

Three years cumulative

31.12.23
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis

Real GDP growth (percentage change)
United States 4.0 0.1 (1.6) (4.8) 9.1 4.4 0.6 (4.4)
Eurozone 3.0 0.5 (1.7) (5.6) 6.2 2.9 (0.1) (5.7)
Switzerland 3.0 1.4 (1.2) (4.8) 6.6 4.4 0.3 (4.9)
Consumer price index (percentage change)

United States 2.5 2.3 (0.1) 10.0 8.1 7.1 2.3 15.8
Eurozone 2.3 2.0 (0.2) 9.6 7.4 6.1 1.8 14.8
Switzerland 2.1 1.5 (0.4) 5.8 6.2 4.3 0.8 10.7
Unemployment rate (end-of-period level, %)
United States 3.0 4.4 6.3 9.2 3.0 4.4 7.7 11.8
Eurozone 6.0 6.9 8.2 10.6 6.0 6.8 9.0 11.8
Switzerland 1.6 2.3 2.9 4.1 1.5 2.3 3.8 5.0
Fixed income: 10-year government bonds (change in yields, basis points)
USD 13 (82) (215) 270 37 (78) (155) 245
EUR 20 (90) (185) 225 58 (78) (140) 195
CHF 25 (41) (73) 195 63 (34) (28) 180
Equity indices (percentage change)
S&P 500 20.0 15.3 (26.6) (51.5) 51.7 28.1 (12.2) (45.6)
EuroStoxx 50 20.0 12.0 (26.4) (51.6) 46.6 22.9 (16.6) (47.2)
SPI 15.0 4.6 (24.5) (51.6) 39.2 15.9 (11.2) (47.2)
Swiss real estate (percentage change)
Single-Family Homes

6.6 (1.5) (4.4) (18.5) 14.0 0.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 8.1 0.6 (8.6) (20.0) 19.7 5.8 (5.2) (30.2)
Eurozone (House Price Index) 7.0 0.6 (5.9) (8.4) 15.4 6.4 (5.2) (12.9)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized

in the period are impacted by a variety

of factors, such as:
–
the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;

–
the effect of

passage of

time (lower residual

lifetime PD and

the effect of

discount unwind) as

the ECL on

an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements

from

a

maximum

12-month

ECL to

the

recognition

of lifetime

ECL (and

vice versa)

following transfers
between stages 1 and 2;

–
movements from stages 1 and 2 to stage 3 (credit-impaired status)

when default has become certain and PD increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-off; and
–
foreign exchange translations for assets denominated in

foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit lines

in scope of ECL

requirements between the

beginning and the end

of the period due

to the
factors listed above.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2023 (1,244) (308) (272) (664)
Merger with Credit Suisse AG (2,114) (322) (268) (1,523)
Net movement from new and derecognized transactions
1
(16) (6) (21) 11
of which: Private clients with mortgages 3 (7) 9 0
of which: Real estate financing 5 3 2 0
of which: Large corporate clients (46) (21) (36) 10
of which: SME clients 6 0 6 0
of which: Other 16 18 (2) 0

of which: Financial intermediaries and hedge funds
1 0 0 1

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(453) 23 (31) (445)
of which: Private clients with mortgages (3) 0 (3) 0
of which: Real estate financing (9) 1 (5) (5)
of which: Large corporate clients (73) 16 (7) (82)
of which: SME clients (318) 2 (9) (312)
of which: Other (50) 3 (8) (46)

of which: Financial intermediaries and hedge funds
1 0 0 1

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without stage transfers
3
(26) 117 32 (175)
of which: Private clients with mortgages 33 18 18 (2)
of which: Real estate financing 20 7 4 9
of which: Large corporate clients 74 52 38 (17)
of which: SME clients (94) 6 1 (100)
of which: Other (59) 34 (28) (65)

of which: Sovereigns
(9) 12 (21) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
(49) (14) (35) 0
Movements with profit or loss impact
5
(544) 120 (55) (608)
Movements without profit or loss impact (write-off, FX and other)
6
376 24 (28) 379
Balance as of 31 December 2024 (3,527) (487) (623) (2,417)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements

with

profit

or

loss

impact
:
Stage

1

and

2

ECL

allowances

and

provisions

increased

on

a

net

basis

by
USD 530 m.
–
Merger

with

Credit

Suisse

AG

portfolios
:
Expected

credit

loss

(ECL)

allowances

and

provisions

of

USD
591
m

for
performing loans were recognized as of the merger date.
–
Net movement from new

and derecognized transactions

includes stage 1 increases

of USD
6
m and stage 2

increases
of USD 21
m. Stage 2 increases are predominantly driven by expenses

on the corporate lending portfolios.
– Remeasurements with stage transfers

include USD
31
m increases in stage 2, following a

number of corporate and real
estate lending credit reviews and transfers

to stage 2.
– Model changes: refer to Note 20b for more information.
Movements without profit

or loss impact
:
Stage 1 and

2 allowances increased

by USD
5
m. Stage 3 and

PCI allowances
decreased by USD 379 m, mainly driven by net write-offs.

Development of ECL allowances and

provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2022 (1,091) (260) (267) (564)
Net movement from new and derecognized transactions
1
(11) (27) 9 7
of which: Private clients with mortgages (5) (8) 3 0
of which: Real estate financing (2) (4) 3 0
of which: Large corporate clients 2 (8) 3 7
of which: SME clients (3) (3) 0 0
of which: Other (4) (4) 0 0

of which: Financial intermediaries and hedge funds
(1) (1) 0 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(140) 8 (7) (142)
of which: Private clients with mortgages 3 1 3 (1)
of which: Real estate financing (2) 2 (5) 0
of which: Large corporate clients (76) 3 (3) (76)
of which: SME clients (56) 1 (1) (55)
of which: Other (10) 1 0 (11)

of which: Financial intermediaries and hedge funds
0 0 1 0

of which: Loans to financial advisors
1 0 0 0
Remeasurements without stage transfers
3
35 7 14 14
of which: Private clients with mortgages 5 (5) 14 (3)
of which: Real estate financing 5 2 3 (1)
of which: Large corporate clients 15 13 10 (8)
of which: SME clients 44 (1) 1 44
of which: Other (34) (2) (14) (18)

of which: Sovereigns
(15) 0 (15) 0

of which: Loans to financial advisors
(7) 1 0 (8)
Model changes
4
(27) (18) (9) 0
Movements with profit or loss impact
5
(143) (30) 7 (120)
Movements without profit or loss impact (write-off, FX and other)
6
(10) (18) (13) 21
Balance as of 31 December 2023 (1,244) (308) (272) (664)
1 Represents the

increase and decrease

in allowances

and provisions resulting

from financial instruments

(including guarantees

and facilities) that

were newly originated,

purchased or renewed

and from the

final
derecognition of loans or facilities on

their maturity date or earlier.

2 Represents the remeasurement between 12-month and lifetime

ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes in

model inputs

or assumptions,

including changes

in forward-looking

macroeconomic

conditions,

changes in

the exposure

profile,

PD and

LGD changes,

and unwinding

of the

time value.

4 Represents the change in the allowances and provisions related to changes in models and methodologies.

5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.

6 Represents the decrease in allowances

and provisions resulting from write-offs

of the ECL allowance against

the gross carrying amount when all

or part of a financial asset

is deemed
uncollectible or forgiven and movements in foreign exchange rates.

ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions as of 31 December

2024 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
Private clients with mortgages (71)
(47) (1) (22)
Real estate financing (29) (18) (2) (9)
Large corporate clients (194) (96) (95) (4)
SME clients (76) (41) (20) (14)
Ship / aircraft financing (17) (16) (1) (1)
Financial intermediaries and hedge funds (2) (1) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Credit cards (12) 0 0 (12)
Consumer financing (19) (12) 0 (7)
Commodity trade finance (1) 0 0 0
Other (201) (189) (10) (1)
On- and off-balance sheet

(623) (420) (131) (72)

d) Maximum exposure to credit risk
The tables

below provide UBS AG’s

maximum exposure to

credit risk for

financial instruments subject

to ECL

requirements
and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of

financial
instruments.
The maximum exposure

to credit risk

includes the carrying

amounts of financial

instruments recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet

arrangements. Where information is available,
collateral is presented at fair

value. For other collateral, such as

real estate, a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped at

the maximum

exposure to

credit risk

for which

they serve

as security.

The “Risk

management

and control”
section of this

report describes

management’s view

of credit

risk and the

related exposures,

which can differ

in certain
respects from the requirements of IFRS Accounting Standards.

Maximum exposure to credit risk

31.12.24
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks
4
18.1 0.2 0.0 0.2 17.7
Receivables from securities financing transactions
measured at amortized cost
118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
5,6
44.0 28.3 15.7
Loans and advances to customers 587.3 32.9 130.3 341.1 41.1 9.6 32.4
Other financial assets measured at amortized cost 59.3 0.2 0.7 5.3 53.1
Total financial assets measured at amortized cost 1,050.3 33.1 244.3 341.1 50.6 28.3 0.0 9.8 343.2
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 1,052.5 33.1 244.3 341.1 50.6 28.3 0.0 9.8 345.4
Guarantees
7
40.2 1.9 19.6 0.4 2.3 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9
Committed unconditionally revocable credit lines 148.8 19.4 61.6 12.9 1.5 3.1 50.3
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 293.3 21.4 109.9 14.9 26.4 0.0 0.0 11.2 109.4
31.12.23
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 171.8 171.8
Amounts due from banks
4
28.2 0.2 4.8 0.1 23.1
Receivables from securities financing transactions
measured at amortized cost
74.1 0.0 70.7 2.8 0.7
Cash collateral receivables on derivative instruments
5,6
32.3 22.8 9.5
Loans and advances to customers 405.6 31.4 105.2 222.7 24.9 2.8 18.7
Other financial assets measured at amortized cost 54.3 0.1 0.8 0.0 1.5 51.9
Total financial assets measured at amortized cost 766.4 31.5 176.8 222.7 33.9 22.8 0.0 2.9 275.7
Financial assets measured at fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk

reflected on the balance sheet within the scope of ECL 768.6 31.5 176.8 222.7 33.9 22.8 0.0 2.9 277.9
Guarantees
7
33.2 1.6 19.8 0.2 1.8 2.0 7.8
Irrevocable loan commitments 43.9 0.2 2.0 1.8 8.9 0.0 1.0 30.0
Forward starting reverse repurchase and securities
borrowing agreements 10.4 10.4
Committed unconditionally revocable credit lines 47.4 0.5 9.1 7.1 5.1 0.6 25.1
Total maximum exposure to credit risk not

reflected on the balance sheet within the scope of ECL 134.8 2.3 41.3 9.0 15.7 0.0 0.0 3.5 62.9
1 Of which: USD 3,742
m for 31 December 2024

(31 December 2023: USD
1,637
m) relates to total credit-impaired

financial assets measured at amortized

cost and USD
356
m for 31 December 2024

(31 December
2023: USD 105
m) to total off-balance sheet financial instruments and

credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity

and debt
instruments, real estate and

other collateral. For

the purpose of this

disclosure, UBS AG

applies a risk-based

approach that generally prioritizes

collateral according to its

liquidity profile. In the

case of loan facilities
with funded and unfunded elements, the collateral

is first allocated to the funded element. For

legacy Credit Suisse a risk-based approach is

applied that generally prioritizes real estate collateral

and prioritizes other
collateral according to

its liquidity profile.

In case of

loan facilities with

funded and unfunded

elements, the

collateral is proportionally

allocated.

3 Includes but is

not limited to

life insurance contracts,

rights in
respect of subscription or capital commitments from fund partners, lien claims on assets of borrowers, inventory,

mortgage loans, gold and other commodities.

4 Amounts due from banks include amounts held with
third-party banks on behalf of clients.

The credit risk associated

with these balances may be

borne by those clients.

5 Included within Cash collateral

receivables on derivative instruments

are margin balances due
from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk.

6 The amount shown in the “Netting” column represents the
netting potential not recognized on the balance sheet. Refer to Note 22 for more information.

7 Guarantees collateralized by equity and debt instruments include certain overnight repurchase and reverse repurchase transactions where UBS acts as a sponsoring member for eligible clients when clearing through the Fixed Income Clearing Corporation (the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of

the clients‘ respective obligations under

the FICC rules. The

Group minimizes its liability under

these guarantees by obtaining

a security interest in the

cash or high-quality securities
collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.

e) Financial assets subject to credit risk by rating category
The table

below shows

the

credit quality

and the

maximum exposure

to credit

risk based

on

UBS AG’s internal

credit
rating system and

year-end stage

classification. Under

IFRS 9, the credit

risk rating reflects

UBS AG’s assessment

of the
probability of default of individual counterparties,

prior to substitutions. The amounts presented are gross of impairment allowances.
›
Refer to the “Risk management and control” section of this

report for more details regarding UBS AG’s internal grading system

Financial assets subject to credit risk by rating

category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,734 442 24 0 313 0 223,514 (186) 223,329 of which: stage 1 222,734 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 313 0 313 (186) 128
Amounts due from banks 156 14,528 2,331 799 338 0 18,153 (42) 18,111 of which: stage 1 156 14,496 2,253 780 228 0 17,913 (1) 17,912 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: stage 3 0 0 0 1 35 0 37 (36) 0
Receivables from securities financing transactions

67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,302
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,921 264,783 171,138 107,851 37,827 6,656 590,177 (2,830) 587,347
of which: stage 1 1,921 263,009 167,732 99,328 28,818 0 560,807 (276) 560,531
of which: stage 2 0 1,762 3,400 8,493 8,976 0 22,632 (323) 22,309 of which: stage 3 0 12 6 30 33 6,656 6,737 (2,230) 4,506
Other financial assets measured at amortized cost 26,310 21,139 2,939 7,060 1,669 296 59,413 (135) 59,279 of which: stage 1 26,310 21,108 2,912 6,921 1,419 0 58,670 (25) 58,645 of which: stage 2 0 30 27 139 250 0 447 (7) 439
of which: stage 3 0 0 0 0 1 296 297 (103) 194
Total financial assets measured at amortized cost 328,754 337,923 190,587 147,701 41,601 6,953 1,053,520 (3,195) 1,050,326
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 330,147 338,625 190,587 147,801 41,601 6,953 1,055,715 (3,195) 1,052,521
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Financial assets subject to credit risk by rating

category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 171,573 215 0 0 43 0 171,832 (26) 171,806 of which: stage 1 171,573 215 0 0 0 0 171,788 0 171,788
of which: stage 2 0 0 0 0 43 0 43 (26) 18
Amounts due from banks 811 25,095 1,359 463 485 0 28,213 (7) 28,206 of which: stage 1 811 25,095 1,354 462 476 0 28,198 (6) 28,191 of which: stage 2 0 0 5 1 9 0 15 (1) 14
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions

36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
of which: stage 1 36,689 15,958 6,073 14,319 1,091 0 74,130 (2) 74,128
Cash collateral receivables on derivative instruments 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300 of which: stage 1 8,009 13,575 6,423 4,095 198 0 32,300 0 32,300
Loans and advances to customers 5,993 196,897 82,867 89,738 28,486 2,586 406,568 (935) 405,633
of which: stage 1 5,993 195,590 80,534 82,633 20,916 0 385,666 (173) 385,493
of which: stage 2 0 1,307 2,333 7,106 7,570 0 18,316 (185) 18,131 of which: stage 3 0 0 0 0 0 2,586 2,586 (577) 2,009
Other financial assets measured at amortized cost 25,727 20,541 678 6,770 499 206 54,421 (87) 54,334 of which: stage 1 25,727 20,539 659 6,619 353 0 53,897 (16) 53,882 of which: stage 2 0 2 19 151 146 0 317 (5) 312
of which: stage 3 0 0 0 0 0 206 206 (66) 141
Total financial assets measured at amortized cost 248,802 272,281 97,400 115,386 30,802 2,792 767,462 (1,057) 766,407
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,222 850 0 161 0 0 2,233 0 2,233
Total on-balance sheet financial instruments 250,024 273,131 97,400 115,547 30,802 2,792 769,696 (1,057) 768,640
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Financial assets measured at FVOCI – debt instruments
Total on-balance sheet financial instruments 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,395 7,283 8,403 5,197 1,829 174 40,280 (61)
of which: stage 1 17,395 7,247 8,362 4,485 1,371 0 38,860 (16)
of which: stage 2 0 36 41 708 458 0 1,242 (24)
of which: stage 3 0 0 0 4 0 174 178 (22)
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,764 243 79,579 (192)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 243 243 (26)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,514 31,126 30,763 44,342 19,593 417 144,755 (253)
Credit lines
Committed unconditionally revocable credit lines 2,180 101,163 22,877 15,991 6,434 255 148,900 (75)
of which: stage 1 2,180 100,606 22,416 15,423 5,872 0 146,496 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 255 255 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 103,161 23,823 16,730 7,351 257 153,508 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.23
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount

(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees

17,771 7,306 4,268 2,800 948 118 33,211 (40)
of which: stage 1 17,771 7,267 4,219 2,301 774 0 32,332 (14)
of which: stage 2 0 39 49 499 174 0 761 (7)
of which: stage 3 0 0 0 0 0 118 118 (19)
Irrevocable loan commitments 1,720 13,920 9,834 11,142 7,345 56 44,018 (95)
of which: stage 1 1,720 13,920 9,781 10,845 5,818 0 42,085 (55)
of which: stage 2 0 0 53 298 1,527 0 1,878 (38)
of which: stage 3 0 0 0 0 0 56 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 10,152 2 84 135 0 0 10,373 0
Total off-balance sheet financial instruments 29,643 21,228 14,186 14,077 8,293 174 87,601 (134)
Credit lines
Committed unconditionally revocable credit lines 2,604 17,303 10,893 11,950 4,616 56 47,421 (49)
of which: stage 1 2,604 16,903 10,553 11,452 3,941 0 45,452 (39)
of which: stage 2 0 400 341 497 675 0 1,913 (10)
of which: stage 3 0 0 0 0 0 56 56 0
Irrevocable committed prolongation of existing loans 4 1,803 1,045 826 501 4 4,183 (4)
of which: stage 1 4 1,803 1,045 824 493 0 4,169 (3)
of which: stage 2 0 0 0 2 9 0 11 0
of which: stage 3 0 0 0 0 0 4 4 0
Total credit lines 2,609 19,105 11,939 12,776 5,117 59 51,604 (53)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information about rating categories.

f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied to determine point-in-time PD and LGD rely on market and statistical data, which has been found to

correlate

well

with

historically

observed

defaults

in sufficiently

homogeneous

segments.

The risk

sensitivities

for
each of the ECL reporting segments to such factors are summarized in Note 10.
Sustainability and climate risk
Sustainability

and

climate

risk

may

negatively

affect

clients

or

portfolios

due

to

direct

or

indirect

transition

costs,

or
exposure to chronic and acute physical risks in locations likely to be impacted by climate change. Such effects could lead to a deterioration in credit worthiness, which in turn would have an impact on ECLs.

While

some

macroeconomic

indicators

used

in

the

current

PD

models

could

be

influenced

by

climate

change,

UBS
currently does not use a specific sustainability and climate risk scenario in addition to the typically four general economic scenarios

applied

to

derive

the

weighted-average

ECL.

The

rationale

for

the

approach

at

this

point

in

time

is

the
significance of model risks and challenges in calibration

and probability weight assessments

given the paucity of data.

Instead, UBS focuses on the process of vetting clients and business transactions, where both physical and transition risks
for

selected

sensitive

portfolios

use

internally

developed,

counterparty

level,

climate

assessment

models.

This

review
process may lead

to a downward

revision of the

counterparty’s credit

rating, or the

adoption of risk

mitigating actions,
impacting the individual contribution to ECLs.
At the

portfolio

level,

UBS

has started

to

use

stress

loss assumptions

to assess

the

extent

to which

sustainability

and
climate risk may affect the

quality of the loans extended

to small and medium-sized entities,

large corporate clients and
financial institutions.
The tests used were based on a set of

assumptions and methodologies from a mainstream leading climate model vendor and complemented by

the Network for Greening

the Financial System (the

NGFS) (2023) climate pathway

scenarios. Such
analysis undertaken during 2024 as

part of a regulatory

climate scenario analysis exercise mandated

by FINMA concluded
that the

counterparties are

not expected

to be

significantly impacted

by physical or

transition risks,

mainly as

there are
no material

risk

concentrations

in

high-risk

sectors.

The

analysis

of the

corporate

loan

book has

also

shown

that

any
potential significant impacts from transition

costs or physical risks would materialize

over a time horizon that exceeds

in
most cases the contractual

lifetime of the underlying

assets. The analysis

and its results are

also subject to challenges

in
model assumptions, calibration and heightened model

uncertainty,

as are other climate models in the novel discipline

of
climate

risk

modeling.

Based

on

current

internal

modeling

exercises,

this

conclusion

holds

for

the

portfolio

of

private
clients with mortgages and the portfolio of real estate

financing.
As a result of the aforementioned factors, it was assessed that the magnitude of any impact of sustainability and climate risk on

the weighted

-average

ECL would

not be

material

as of

31 December

2024. Therefore,

no specific

post-model
adjustment was made in this regard.
›
Refer to the “UBS AG consolidated supplemental

disclosures required under SEC regulations” section of this report for more information about the maturity profile of UBS AG’s core loan book

Forward-looking scenarios
Depending on

the scenario

selection and

related

macroeconomic

assumptions for

the risk

factors, the

components of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given

growth

assumption, e.g.

low growth

with high

interest

rates in

a stagflation

scenario, versus
low growth and falling

interest rates

in a recession. Management

generally looks for scenario

narratives that reflect

the
key risk drivers of a given credit portfolio.
As forecasting

models are complex,

due to

the combination of

multiple factors, simple

what-if analyses involving

a change
of individual parameters

do not necessarily provide

realistic information on

the exposure of

segments to changes

in the
macroeconomy.

Portfolio-specific

analyses

based

on

their

key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other

segments would be ignored. The table

below indicates some sensitivities to ECLs,

if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.

Potential effect on stage 1 and stage 2 positions

from changing key parameters as of 31 December

2024
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis
Weighted average

Change in key parameters
Fixed income: Government bonds (absolute change)
–0.50% (5) (6) (124) (15)
+0.50% 6 11 139 20
+1.00% 12 24 302 43
Unemployment rate (absolute change)
–1.00% (6) (10) (117) (18)
–0.50% (3) (5) (63) (9)
+0.50% 3 6 72 11
+1.00% 7 12 154 22
Real GDP growth (relative change)
–2.00% 55 85 86 67
–1.00% 25 40 47 32
+1.00% (24) (44) (49) (27)
+2.00% (48) (80) (83) (55)
House Price Index (relative change)
–5.00% 9 26 241 37
–2.50% 4 12 111 18
+2.50% (6) (14) (102) (20)
+5.00% (9) (23) (188) (33)
Equity (S&P500, EuroStoxx, SMI) (relative change)
–10.00% 9 13 18 12
–5.00% 2 5 7 4
+5.00% (7) (8) (13) (8)
+10.00% (10) (13) (22) (12)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes

to the

economic conditions for

stage 1 and

stage 2 positions.

The ECL

impact is

calculated for

material
portfolios and disclosed for each scenario.
The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter.
Changes to these timelines may have an effect on ECLs:

depending on the cycle, a longer or shorter forecasting

horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS, as a large

proportion of loans,

including mortgages in

Switzerland, have maturities

that are within the

forecasting
horizon.
Scenario weights and stage allocation

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2024
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (295) (246) (370) (283) (395)
Total (1,110) (818) (2,381) (1,116) (2,234)

Potential effect on stage 1 and stage 2 positions

from changing scenario weights or moving

to an ECL lifetime calculation as of 31 December

2023
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions, including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (133) (43) (521) (63) (368)
Real estate financing (52) (34) (200) (36) (125)
Large corporate clients (152) (108) (252) (146) (234)
SME clients (103) (85) (186) (96) (164)
Other segments (140) (126) (162) (151) (302)
Total (580) (396) (1,322) (492) (1,193)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown

in the

table

above,

the

ECLs for

stage 1

and stage

2 positions

would

have

been

USD
818
m (31

December
2023: USD 396
m) instead

of USD
1,110
m (31 December

2023: USD
580
m) if

ECLs had

been determined

solely on

the
baseline scenario
. The weighted-average ECL therefore amounted

to
135% (31 December 2023: 146%) of the baseline
value. The effects of weighting each of the four scenarios 100%

are shown in the table above.
Stage allocation and SICR
The determination of

what constitutes an

SICR is based

on management judgment,

as explained in

Note 1a. Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any
scenario.

The

relevance

of the

SICR trigger

on overall

ECL is

demonstrated

in the

table

above

with the

indication that

the

ECL
allowances and provisions for stage 1 and stage

2 positions would have been USD
2,234 m, if all non-impaired positions
across the portfolio

had been measured for

lifetime ECLs irrespective

of their actual

SICR status. This amount

compares
with actual stage 1 and 2 allowances and provisions of USD 1,110 m as of 31 December 2024.
Maturity profile
The maturity

profile

is an

important driver

in ECLs,

in particular

for transactions

in stage

2. A

transfer of

a transaction
into stage

2 may

therefore have a

significant effect on

ECLs. The

current maturity profile

of most

lending books

is relatively
short.

Lending to

large corporate

clients is

generally between

one and

two years,

with related

loan commitments

up to

four
years. Real estate lending is generally between two and three years in Switzerland, with long-dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.
A

significant

portion

of

our

lending

to

SMEs

and

Real

estate

financings

is

documented

under

multi-purpose

credit
agreements, which

allow for

various forms

of utilization

but are

unconditionally cancelable

by UBS

at any

time: (i) for
drawings under such agreements with a fixed

maturity, the respective term is applied for ECL

calculations, or a maximum
of 12 months in stage
1; (ii) for unused credit

lines and all drawings that

have no fixed maturity

(e.g. current accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products are sensitive to

shortening or extending the maturity assumption.